Financial risk management - Summary of transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Securities at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 7,687,437	₩ 10,141,306
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	12,401,078	11,007,055
Associated financial liabilities	14,988,698	11,542,956
Financial assets at FVOCI
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	4,615,372	645,888
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	87,569	199,261
Loans at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	10,700	20,600
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	15,961,633	14,699,783
Government bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	14,992,877	13,611,571
Financial institutions bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	408,766	607,175
Corporation bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	519,713	465,211
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 40,277	₩ 15,826